Capital management	12 Months Ended
Dec. 31, 2025
Capital Management
Capital management

33. Capital management

The purpose of capital management is to maintain the capital adequacy for Nu's operation through control and monitoring of the capital position, to evaluate the capital necessity according to the risk appetite and strategic aim of the organization, and to establish a capital planning process. Accordingly, future requirements of regulatory capital are assessed based on the Group's growth projections, risk exposure, market movements, and other relevant information. Also, the capital management structure is responsible for identifying sources of capital, writing and submitting the capital plan and the capital contingency plan for approval by the Executive Directors.

Regulatory Capital Composition

The Company is not subject to specific regulatory capital requirements, however, the regulated subsidiaries in each country must comply with local rules. The capital adequacy of the regulated subsidiaries are detailed below.

a) Nu Prudential Conglomerate in Brazil

Brazil's Central bank defines a prudential conglomerate as a group of companies in which one regulated entity controls other regulated companies or investment funds. The conglomerate is classified as Type 3 when the regulated company that leads the conglomerate is a Payment Institution, as applies to Nu Pagamentos.

The regulatory capital of the prudential conglomerate, defined by Brazil's Central Bank, consists of three key components:

•	Common Equity Tier 1 (CET1) Capital: Consisting of paid-in capital, reserves, and retained earnings, after accounting for deductions and prudential adjustments.
•	Additional Tier 1 (AT1) Capital: This includes debt instruments that have no specific maturity and can absorb losses, meeting the eligibility criteria set out by the Central Bank. The sum of CET1 and AT1 forms the overall Tier 1 Capital.
•	Tier II Capital: This involves subordinated debt instruments with set maturity dates that meet eligibility requirements.

Type 3 institutions are required to implement capital rules as a prudential conglomerate. This implementation involved a phase-in period for minimum capital requirements and prudential adjustments, extending until December 2024. From January 2025, Nu operates under the full requirements.

The following table presents the calculated capital ratios for the CET1, Tier 1, and the Capital Adequacy Ratio (CAR) and outlines their minimum requirements for the prudential conglomerate under Brazil's current regulations:

Prudential conglomerate	2025	2024

Regulatory Capital	5,159,443	3,629,737
Tier I	4,472,543	3,250,052
Common equity capital	4,045,444	2,940,941
Additional	427,099	309,111
Tier II	686,900	379,685

Risk weighted assets (RWA)	31,141,647	20,071,878
Credit risk (RWA CPAD)	22,364,039	14,771,860
Market risk (RWA MPAD)	1,196,138	46,080
Operational risk (RWA OPAD)	5,941,247	4,506,187
Payment services risk (RWA SP)	1,640,223	747,751

Minimum capital required	3,269,873	1,756,289

Excess margin	1,889,570	1,873,448

CET1 ratio	13.0%	14.7%
Tier 1 ratio	14.4%	16.2%
CAR	16.6%	18.1%

b) Nu Mexico Financiera

As of December 31, 2025, regulatory capital was US$402,002 (US$288,654 as of December 31, 2024). This translated into a Capital ratio of 15.4% (19.2% as of December 31, 2024), above the 10.5% minimum required for Category 4 Sociedades Financieras Populares ("SOFIPO").

c) Nu Colombia

As of December 31, 2025, regulatory capital was US$131,965 (US$184,793 as of December 31, 2024). This translated into a Capital ratio of 16.9% (22.6% as of December 31, 2024), above the 10.5% minimum required for credit institutions in Colombia.